MidCap Growth Fund (Third Prospectus Summary) | MidCap Growth Fund
MidCap Growth Fund
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MidCap Growth Fund	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.35%	0.30%	0.25%	0.10%
Other Expenses	0.55%	0.47%	0.34%	0.30%	0.28%
Total Annual Fund Operating Expenses	1.55%	1.42%	1.24%	1.05%	0.93%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MidCap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R-1	158	490	845	1,845
Class R-2	145	449	776	1,702
Class R-3	126	393	681	1,500
Class R-4	107	334	579	1,283
Class R-5	95	296	515	1,143

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
155.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index
(as of December 31, 2011, this range was between approximately $578 million and
$20.47 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may actively trade portfolio securities and invest its assets in the securities of foreign issuers.
Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The R-1 Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000. For periods prior to the date on which the R-1
Class began operations, its returns are based on the performance of the Fund's
R-3 Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the R-1 began operations) that is no higher than the historical performance of the R-3
Class shares.
Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of Q4 '10 17.47% the bar chart above: Lowest return for a quarter during the period of the Q2 '02 -28.44% bar chart above:
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns MidCap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R-1	Class R-1 Return Before Taxes	(7.39%)	2.22%	0.79%
Class R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	(9.71%)	1.48%	0.43%
Class R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	(2.88%)	1.79%	0.63%
Class R-2	Class R-2 Return Before Taxes	(7.29%)	2.37%	0.92%
Class R-3	Class R-3 Return Before Taxes	(7.15%)	2.56%	1.11%
Class R-4	Class R-4 Return Before Taxes	(6.89%)	2.75%	1.28%
Class R-5	Class R-5 Return Before Taxes	(6.81%)	2.89%	1.42%
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.65%)	2.44%	5.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.